Shareholder Fees - Kotak India Equity Fund	Sep. 02, 2025
Investor Class, Kotak India Equity Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Class A, Kotak India Equity Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Class C, Kotak India Equity Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Class I, Kotak India Equity Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Class II, Kotak India Equity Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)